EVENT SUBSEQUENT TO THE DATE OF THE INDEPENDENT AUDITOR’S REPORT (Details Narrative) (Convertible Debt, USD $)	Sep. 30, 2013	Dec. 31, 2012
Convertible Debt
Debt Instrument, Face Amount	$ 100,000	$ 100,000